Prior Year Reclassifications	12 Months Ended
Dec. 31, 2022
Disclosure Of Reclassification Of Financial Assets Text Block Abstract
PRIOR YEAR RECLASSIFICATIONS	NOTE 35. PRIOR YEAR RECLASSIFICATIONS Certain comparative figures have been reclassified to conform with the current year’s presentation of the consolidated financial statements.